Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets - Parent Company [Member] - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents		¥ 3,315,160
Investments in subsidiaries	392,559,403	392,559,403
Other assets	291,457,560	296,210,723
Total assets	684,016,963	692,085,286
Liabilities and shareholders’ equity
Accrued employee benefits		97,555
Other operating liabilities	9,697,484	10,508,460
Total liabilities	9,697,484	10,606,015
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,371,643,240 shares issued and outstanding as of December 31, 2020; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2021)	916,744	916,743
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,467,430)	(7,277,923)
Foreign currency translation adjustment	(24,552,280)	(17,581,994)
Total shareholders’ equity	674,319,479	681,479,271
Total liabilities and shareholders’ equity	¥ 684,016,963	¥ 692,085,286